Investment in and Advances to Non-Consolidated Entities	12 Months Ended
Dec. 31, 2011
Investment in and Advances to Non Consolidated Entities [Abstract]
Equity Method Investments Disclosure [Text Block]
Investment in and Advances to Non-Consolidated Entities
Pemlex LLC. In April 2011, the Company made a $14,180 noncontrolling, preferred equity investment in a joint venture, Pemlex LLC, formed to acquire a 210,000 square foot office property in Aurora, Illinois. The property was purchased by a consolidated subsidiary of the joint venture for a gross purchase price of $15,900. The property is net-leased to a single tenant through September 2017. The Company is entitled to a 15.0% internal rate of return, including a 9.6% current annual preferred return, on its investment, subject to available cash proceeds.

At acquisition, the Company determined that Pemlex LLC was not a VIE. The Company recorded its investment under the equity method of accounting as it was not the controlling managing member of the entity. During 2011, the Company recognized $1,344 equity in income from non-consolidated entities relating to its share of income from Pemlex LLC based upon the hypothetical liquidation of book value method. The Company commenced consolidation of Pemlex LLC in October 2011, as the Company became the managing member of Pemlex LLC.

Net Lease Strategic Assets Fund L.P. (“NLS”). NLS is a co-investment program with a subsidiary of Inland American Real Estate Trust, Inc. (“Inland”). NLS was established to acquire single-tenant net-lease specialty real estate in the United States. Inland and the Company own 85% and 15%, respectively, of NLS's common equity, and the Company owns 100% of NLS's preferred equity.

Inland and the Company are currently entitled to a return on/of their respective capital contributions from operations in the following priority: (1) Inland, 9% on its common equity ($220,590 in common equity), (2) the Company, 10.5% on its unpaid preferred equity allocated to properties that were previously sold or refinanced ($115,579 in unpaid preferred equity) and 6.5% on its remaining preferred equity ($46,786 in remaining preferred equity), (3) the Company, 9% on its common equity ($38,928 in common equity), (4) return of the Company preferred equity ($162,365 in preferred equity), (5) return of Inland common equity ($220,590 in common equity), (6) return of the Company common equity ($38,928 in common equity) and (7) any remaining cash flow is allocated 65% to Inland and 35% to the Company as long as the Company is the general partner; and if not, allocations are 85% to Inland and 15% to the Company.

In addition, the partners in NLS are currently entitled to a return on/of each of their respective capital contributions from capital events as follows: (1) return of the Company's unpaid preferred equity allocated to properties that were previously sold or refinanced, (2) Inland to the extent of any unpaid 9% return on its common equity, (3) the Company, to the extent of any unpaid 10.5% and 6.5% return on its remaining preferred equity, as applicable, (4) return of the Company's preferred equity allocation with respect to the asset(s) involved in the capital event, (5) the Company, to the extent of any unpaid 9% return on its common equity, (6) return of Inland common equity, (7) return of the Company's remaining preferred equity, (8) return of the Company's common equity and (9) any remaining amount is allocated 65% to Inland and 35% to the Company as long as the Company is the general partner; and if not, allocations are 85% to Inland and 15% to the Company.

LRA has entered into a management agreement with NLS, whereby LRA will receive (1) a management fee of 0.375% of the equity capital, (2) a property management fee of up to 3.0% of actual gross revenues from certain assets for which the landlord is obligated to provide property management services (contingent upon the recoverability of such fees from the tenant under the applicable lease) and (3) an acquisition fee of 0.5% of the gross purchase price of each acquired asset by NLS.

During 2011, 2010 and 2009, the Company recognized $21,572, $19,468 and $12,364, respectively, of equity in income relating to NLS based upon the hypothetical liquidation of book value method. The initial difference between the assets contributed to NLS and the fair value of the Company's initial equity investment in NLS is $94,723 and is accreted into income over the estimated useful lives of NLS's assets. During 2011, 2010 and 2009, the Company recorded earnings of $3,599, $3,636 and $3,636, respectively, related to this difference, which is included in equity in earnings of non-consolidated entities on the accompanying Consolidated Statements of Operations.
The NLS partnership agreement provides that (1) either limited partner can exercise the buy/sell right or the right of first offer after February 20, 2012 and (2) upon one limited partner's exercise of either right, the responding partner may not again trigger the buy/sell right or the right of first offer until the termination of all procedures and timeframes pursuant to the exercising partner's chosen right.
On February 20, 2012 and February 21, 2012, the Company delivered notices to Inland exercising the buy/sell right and specifying a price of $213,014, at which the Company would purchase the assets of NLS, pursuant to a purchase and sale agreement included with the notice providing for a sale of Inland's interest in NLS to the Company. The specified price would be distributed in accordance with the capital events distribution priority set forth in the paragraph describing distributions upon capital events above. Inland must elect to either sell its interest in NLS to the Company or buy the Company's interest in NLS.
On February 21, 2012, Inland delivered a notice to the Company exercising the right of first offer, which offered to sell 41 of the 43 properties in which NLS has an interest for a price of $548,706, including the assumption of any related debt, with closing to occur prior to August 21, 2012 and on other specified terms. If the Company does not elect to purchase the offered properties, Inland has six months from the exercise notice to sell the properties to a bona fide third party. Upon the sale, the specified price would be distributed in accordance with the capital events distribution priority set forth in the paragraph describing distributions upon capital events above.
Under both the buy/sell right and the right of first offer, the responding partner has 45 days to respond.
On May 5, 2011, the Company made a $6,875 non-recourse mezzanine loan to NLS that bore interest at 15% per annum, matured in March 2018 and was secured by NLS's interest in Lexington Allen Manager LLC and Lexington Allen L.P. (the entities that own the Allen, Texas property). On May 31, 2011, the Company exercised a related purchase option and acquired the Allen, Texas property through the assumption of the $30,582 first mortgage and $6,875 mezzanine loan secured by the property. The $30,582 first mortgage was subsequently satisfied.
In May 2011, the Company loaned, at a 7.4% interest rate, a NLS entity $13,202 to satisfy a non-recourse mortgage balloon payment. The Company loaned a NLS entity $7,614 during 2010 to satisfy a non-recourse mortgage balloon payment. The loan bore interest at 6.9%. Both of these loans were repaid in full in July 2011.

Concord Debt Holdings LLC (“Concord”), Lex-Win Concord LLC (“Lex-Win Concord”), CDH CDO LLC and LW Sofi LLC. On December 31, 2006 in connection with the Company's merger with Newkirk Realty Trust, Inc. (“Newkirk”), the Company acquired a 50% interest in a co-investment program, Concord, which owns bonds and loans secured, directly and indirectly, by real estate assets. The other 50% interest in Concord was held by WRT Realty L.P. (“Winthrop”). The Company and Winthrop each contributed its interest in Concord to Lex-Win Concord. During 2008, a wholly-owned subsidiary of Inland America Real Estate Trust (“Inland Concord”) was admitted to Concord as a preferred member. During 2009, the Company reduced its investment in Lex-Win Concord to zero through impairment charges.

During 2010, Concord was restructured upon the effectiveness of a settlement agreement with Inland Concord. As a result of the restructuring (i) Lex-Win Concord was dissolved, (ii) Concord is now owned equally by subsidiaries of the Company, Winthrop and Inland Concord and (iii) a new entity, CDH CDO LLC (“CDH CDO”), was created. The new entity purchased Concord Real Estate CDO 2006-1 LTD from Concord with funds contributed by Inland Concord. CDH CDO is also owned equally by subsidiaries of the Company, Winthrop and Inland Concord. The Company made no additional contributions and did not recognize any income or loss as a result of the restructuring. The Company's investment in these ventures was initially valued at zero and the Company recognizes future income on the cash basis. During 2011, the Company received distributions of $258 from Lex-Win Concord, $3,596 from Concord and $100 from CDH CDO, which were recorded as equity in earnings of non-consolidated entities.

In June 2011, the Company formed an equally owned joint venture with Winthrop, LW Sofi LLC, to acquire the economic interest in a mezzanine loan owned by Concord. The Company recorded the $5,760 contribution to the joint venture in investments in and advances to non-consolidated entities. In November 2011, the Company received $7,937 upon full satisfaction of the mezzanine loan and dissolution of the joint venture.

The Company determined that Concord, CDH CDO and LW Sofi LLC are VIEs as the equity at risk is not sufficient to finance the entity's activities; however, the Company is not the primary beneficiary as it does not have a controlling financial interest in these entities.

Other. During the first quarter of 2011, the Company recognized an other-than-temporary impairment charge on a non-consolidated joint venture acquired in the merger with Newkirk due to a change in the Company's estimate of net proceeds to be received upon liquidation of the joint venture. Accordingly, the Company recognized a $1,559 impairment charge in equity in earnings of non-consolidated entities and reduced the carrying value of the investment to $719.

During 2009, the Company recognized a gain of $2,000 on the sale of an office building in Columbia, South Carolina, in which the Company held a 40% limited partnership interest. The Company's share of net proceeds from the sale was $12,513. In addition, the Company sold its interest in a hotel joint venture for $60 and incurred an impairment charge of $6,480 during 2009. The Company's remaining equity method investments consist of interests in five partnerships with ownership percentages ranging between 27% and 35%, which own primarily net-leased properties. All profits, losses and cash flows are distributed in accordance with the respective partnership agreements. The partnerships are encumbered by $21,563 in mortgage debt (the Company's proportionate share is $6,468 with interest rates ranging from 9.4% to 11.5% with a weighted-average rate of 9.9% and maturity dates ranging from 2012 to 2016.

LRA earns advisory fees from certain of these non-consolidated entities, including NLS, for services related to acquisitions, asset management and debt placement. Advisory fees earned from these non-consolidated investments were $804, $967 and $1,140 for the years ended December 31, 2011, 2010 and 2009, respectively.